Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Expense [Abstract]
Schedule of Deferred Tax
	2025	2024	2023
Hong Kong enterprises income tax:
Current tax	$63,168	$196,252	$22,574
Deferred tax	—	—	—
Total	$63,168	$196,252	$22,574

Schedule of Reconciles the Statutory Rate to Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate for the years ended March 31, 2025, 2024 and 2023:

	2025	2024	2023
Hong Kong Statutory income tax rate	16.5%	16.5%	16.5%
Permanent difference for non-deductible expense	44.8%	0.6%	0.9%
Permanent difference for non-taxable income	(2.0)%	(0.6)%	(3.0)%
Deferred tax not provided for	(11.2)%	(0.2)%	0.9%
Previous years’ operating loss deducted in current year	-%	(0.7)%	(11.0)%
Effect of Hong Kong preferential tax rate	(59.7)%	(2.8)%	(2.1)%
Effect of different tax jurisdiction	186.5%	0%	0%
Effective tax rate	174.9%	12.8%	2.2%